GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 21 - GENERAL AND ADMINISTRATIVE EXPENSES:

3
	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Payroll and related expenses	4,903	3,880	3,311
Share-based payments	1,415	1,231	1,054
Professional services	3,778	1,461	2,246
Office-related expenses	585	547	567
Other	800	387	847
	11,481	7,506	8,025